SUBSIDIARIES	12 Months Ended
Dec. 31, 2017
SUBSIDIARIES [Abstract]
SUBSIDIARIES

4.	SUBSIDIARIES

The following table lists our significant subsidiaries and their purpose as at December 31, 2017. Unless otherwise indicated, we own a 100% ownership interest in each of the following subsidiaries.

Name	Jurisdiction of Incorporation	Purpose
Golar LNG 2216 Corporation	Marshall Islands	Owns Golar Arctic
Golar Management Limited	United Kingdom	Management company
Golar Management Malaysia Sdn. Bhd.	Malaysia	Management company
Golar Management Norway AS	Norway	Management company
Golar Management D.O.O	Croatia	Management company
Golar GP LLC – Limited Liability Company	Marshall Islands	Holding company
Golar LNG Energy Limited	Bermuda	Holding company
Golar Gimi Corporation	Marshall Islands	Owns Gimi
Golar Hilli Corporation (89%)*	Marshall Islands	Owns Hilli
Golar Gandria N.V.	Netherlands	Owns and operates Gandria
Golar Hull M2021 Corporation	Marshall Islands	Leases and operates Golar Seal**
Golar Hull M2022 Corporation	Marshall Islands	Leases and operates Golar Crystal**
Golar Hull M2027 Corporation	Marshall Islands	Owns and operates Golar Bear
Golar Hull M2047 Corporation	Marshall Islands	Leases and operates Golar Snow**
Golar Hull M2048 Corporation	Marshall Islands	Leases and operates Golar Ice**
Golar LNG NB10 Corporation	Marshall Islands	Leases and operates Golar Glacier**
Golar LNG NB11 Corporation	Marshall Islands	Leases and operates Golar Kelvin**
Golar LNG NB12 Corporation	Marshall Islands	Owns and operates Golar Frost
Golar Tundra Corporation	Marshall Islands	Leases and operates Golar Tundra**
GVS Corporation	Marshall Islands	Owns and operates Golar Viking
Golar Shoreline LNG Limited	Bermuda	Holding company

* The Hilli was sold to Golar Hilli Corporation ("Hilli Corp") prior to the commencement of her conversion into a FLNG. Keppel Shipyard Limited ("Keppel") and Black & Veatch Corporation ("Black & Veatch") hold the remaining 10% and 1% interest, respectively, in the issued share capital of Hilli Corp.

** The above table excludes mention of the lessor variable interest entities (''lessor VIEs'') that we have leased vessels from under finance leases. The lessor VIEs are wholly-owned, newly formed special purpose vehicles ("SPVs") of financial institutions. While we do not hold any equity investments in these SPVs, we have concluded that we are the primary beneficiary of these lessor VIEs and accordingly have consolidated these entities into our financial results. Refer to note 5 for additional detail.